DESCRIPTION OF BUSINESS (Q1) (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 15, 2015 USD ($)	Jun. 08, 2015 USD ($)	Mar. 31, 2015 USD ($) Segment	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 29, 2012
Business Acquisition [Line Items]
Ownership interest in ACL (in hundredths)								64.00%
Number of reportable segments | Segment			3		3
Unamortized debt issuance costs			$ 1,100		$ 1,200
Liquidity [Abstract]
Net loss			(10,630)	$ (10,071)	(21,200)	$ (31,077)
Net use of cash from operating activities			(3,098)	(7,992)	(1,615)	6,550
Cash balance			3,128	$ 4,972	6,662	7,674	$ 4,739
Term debt outstanding			80,693		80,913	76,264
Net decrease in cash			(3,500)
Debt, net of discount			$ 80,693		$ 80,913	$ 76,264
Subsequent Event [Member]
Liquidity [Abstract]
Term debt outstanding		$ 8,500
Capital restructuring transaction		31,000
Net decrease in cash		$ (2,500)
Percentage of debt notes (in hundredths)		50.00%
Debt, net of discount		$ 8,500
Subordinate notes debt balance and interest rate reduction period		2 years
Sale of stock		$ 31,000
Preferred stock in cash	$ 15,000	22,500
Converted subordinated notes		8,500
Accelerated principle payment paid	10,000	10,000
Fees and expense paid	1,000	1,600
Working capital	$ 4,000	10,900
Interest Expense		$ 2,000
Unsecured Subordinated Note [Member]
Liquidity [Abstract]
Reduction in interest rate			12.00%
Unsecured Subordinated Note [Member] | Subsequent Event [Member]
Liquidity [Abstract]
Reduction in interest rate		1.50%
Acorn Media [Member] | Agatha Christie Limited Company [Member]
Business Acquisition [Line Items]
Ownership interest in ACL (in hundredths)								64.00%